Edgar Lomax Value Fund
Schedule of Investments
January 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 95.01%	Value
	Beverage and Tobacco Product Manufacturing - 2.82%
3,850	Altria Group, Inc.	$158,158
52,350	Coca-Cola Co.	2,520,652
		2,678,810
	Broadcasting (Except Internet) - 1.39%
26,550	Comcast Corp. - Class A	1,316,084

	Building Material and Garden Equipment - 2.34%
5,300	Home Depot, Inc.	1,435,346
4,700	Lowe's Cos., Inc.	784,195
		2,219,541
	Chemical Manufacturing - 16.45%
18,700	AbbVie, Inc.	1,916,376
9,200	Amgen, Inc.	2,221,156
9,900	Bristol-Myers Squibb Co.	608,157
7,400	Colgate-Palmolive Co.	577,200
11,050	Dow, Inc.	573,495
10,450	Gilead Sciences, Inc.	685,520
14,900	Johnson & Johnson	2,430,637
37,700	Merck & Co., Inc.	2,905,539
51,552	Pfizer, Inc.	1,850,717
14,300	Procter & Gamble Co.	1,833,403
		15,602,200
	Computer and Electronic Product Manufacturing - 5.91%
80,050	Cisco Systems, Inc.	3,568,629
19,400	Intel Corp.	1,076,894
5,800	Texas Instruments, Inc.	961,002
		5,606,525
	Credit Intermediation and Related Activities - 2.88%
14,500	Bank of New York Mellon Corp.	577,535
9,750	Capital One Financial Corp.	1,016,535
9,950	Citigroup, Inc.	577,000
13,100	U.S. Bancorp	561,335
		2,732,405
	Electrical Equipment, Appliance, and Component Manufacturing - 1.33%
15,950	Emerson Electric Co.	1,265,633

	Food Manufacturing - 1.61%
14,850	Kraft Heinz Co.	497,624
18,500	Mondelez International, Inc. - Class A	1,025,640
		1,523,264
	General Merchandise Stores - 2.85%
4,200	Target Corp.	760,914
13,850	Walmart, Inc.	1,945,787
		2,706,701

	Health and Personal Care Stores - 9.19%
61,500	CVS Health Corp.	4,406,475
85,850	Walgreens Boots Alliance, Inc.	4,313,962
		8,720,437
	Insurance Carriers and Related Activities - 12.13%
35,100	Allstate Corp.	3,762,018
16,250	American International Group, Inc.	608,400
94,850	MetLife, Inc.	4,567,027
2,300	Travelers Cos., Inc.	313,490
6,750	UnitedHealth Group, Inc.	2,251,665
		11,502,600
	Merchant Wholesalers, Durable Goods - 2.24%
12,100	3M Co.	2,125,486

	Petroleum and Coal Products Manufacturing - 7.43%
39,700	Chevron Corp.	3,382,440
12,650	ConocoPhillips	506,379
70,450	Exxon Mobil Corp.	3,158,978
		7,047,797
	Professional, Scientific, and Technical Services - 2.11%
16,800	International Business Machines Corp.	2,001,048

	Publishing Industries (Except Internet) - 1.38%
21,600	Oracle Corp.	1,305,288

	Rail Transportation - 2.36%
11,350	Union Pacific Corp.	2,241,285

	Real Estate - 0.71%
7,250	Simon Property Group, Inc.	673,743

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.10%
1,100	BlackRock, Inc.	771,386
5,300	Goldman Sachs Group, Inc.	1,437,201
10,950	Morgan Stanley	734,197
		2,942,784
	Telecommunications - 6.00%
88,300	AT&T, Inc.	2,528,029
57,850	Verizon Communications, Inc.	3,167,287
		5,695,316
	Transportation Equipment Manufacturing - 3.22%
17,100	General Dynamics Corp.	2,508,228
1,700	Lockheed Martin Corp.	547,094
		3,055,322

	Utilities - 7.56%
17,200	Duke Energy Corp.	1,616,800
60,200	Exelon Corp.	2,501,912
37,150	Kinder Morgan, Inc.	523,072
12,500	NextEra Energy, Inc.	1,010,875
25,750	Southern Co.	1,517,190
		7,169,849
	TOTAL COMMON STOCKS (Cost $94,951,674)	90,132,118

	MONEY MARKET FUND - 4.97%
4,717,840	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	4,717,840
	TOTAL MONEY MARKET FUND (Cost $4,717,840)	4,717,840

	Total Investments in Securities (Cost $99,669,514) - 99.98%	94,849,958
	Other Assets in Excess of Liabilities - 0.02%	15,121
	TOTAL NET ASSETS - 100.00%	$94,865,079

	(a) Rate shown is the 7-day annualized yield as of January 31, 2021.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Edgar Lomax Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$16,161,254	$-	$-	$16,161,254
Information	8,316,688	-	-	8,316,688
Management of Companies and
Enterprises	1,016,535	-	-	1,016,535
Manufacturing	38,398,658	-	-	38,398,658
Mining, Quarrying, and Oil and Gas
Extraction	506,379	-	-	506,379
Professional, Scientific, and
Technical Services	2,001,048	-	-	2,001,048
Real Estate	673,743	-	-	673,743
Retail Trade	13,646,679	-	-	13,646,679
Transportation and Warehousing	2,241,285	-	-	2,241,285
Utilities	7,169,849	-	-	7,169,849
Total Common Stocks	90,132,118	-	-	90,132,118
Money Market Fund	4,717,840	-	-	4,717,840
Total Investments in Securities	$94,849,958	$-	$-	$94,849,958

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.